Note 7 - Securities Owned and Securities Sold, But Not Yet Purchased, at Fair Value - Schedule of Securities Owned and Securities Sold, But Not Yet Purchased, at Fair Value (Details) - USD ($)	Sep. 30, 2015	Sep. 30, 2014
Fair Value, Inputs, Level 1 [Member] | Corporate Stocks [Member]
Securities owned at fair value	$ 44,000	$ 256,000
Securities sold, but not yet purchased at fair value	32,000	55,000
Fair Value, Inputs, Level 1 [Member] | Municipal Bond [Member]
Securities owned at fair value	638,000	696,000
Fair Value, Inputs, Level 1 [Member] | Restricted Stock and Warrants [Member]
Securities owned at fair value
Fair Value, Inputs, Level 1 [Member]
Securities owned at fair value	682,000	952,000
Fair Value, Inputs, Level 2 [Member] | Corporate Stocks [Member]
Securities owned at fair value
Securities sold, but not yet purchased at fair value
Fair Value, Inputs, Level 2 [Member] | Municipal Bond [Member]
Securities owned at fair value
Fair Value, Inputs, Level 2 [Member] | Restricted Stock and Warrants [Member]
Securities owned at fair value	205,000	109,000
Fair Value, Inputs, Level 2 [Member]
Securities owned at fair value	205,000	109,000
Fair Value, Inputs, Level 3 [Member] | Corporate Stocks [Member]
Securities owned at fair value
Securities sold, but not yet purchased at fair value
Fair Value, Inputs, Level 3 [Member] | Municipal Bond [Member]
Securities owned at fair value
Fair Value, Inputs, Level 3 [Member] | Restricted Stock and Warrants [Member]
Securities owned at fair value
Fair Value, Inputs, Level 3 [Member]
Securities owned at fair value
Corporate Stocks [Member]
Securities owned at fair value	44,000	256,000
Securities sold, but not yet purchased at fair value	32,000	55,000
Municipal Bond [Member]
Securities owned at fair value	638,000	696,000
Restricted Stock and Warrants [Member]
Securities owned at fair value	205,000	109,000
Securities owned at fair value	$ 887,000	$ 1,061,000